Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0001343668
Registrant Name	Alternative Investment Partners Absolute Return Fund STS
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A